LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2021
Land use rights
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

7.    LAND USE RIGHTS, NET

Land use rights, net consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Land use rights, cost	1,388	1,388	218
Less:
Accumulated depreciation	(222)	(250)	(39)
Land use rights, net	1,166	1,138	179

Amortization expense of the land use rights for the years ended December 31, 2019, 2020 and 2021 was RMB28, RMB28 and RMB28 (US$ 4), respectively. As of December 31, 2021, expected amortization expense for the land use rights is approximately RMB28 in 2022, RMB28 in 2023, RMB28 in 2024, RMB28 in 2025, RMB28 in 2026 and RMB998 in 2027 and thereafter.